BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Multi-Asset Real Return Fund

BlackRock Real Estate Securities Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Strategic Risk Allocation Fund

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Income Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

BlackRock Funds III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock CoreAlpha Bond Fund

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock S&P 500 Index Fund

BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Retirement Portfolio

BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Intermediate Municipal Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.

Marsico Growth FDP Fund

MFS Research International FDP Fund

Invesco Value FDP Fund

Franklin Templeton Total Return FDP Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 24, 2013 to the
Prospectus(es) of each Fund

Effective immediately, each Fund’s Prospectus is amended as set forth below.

The chart in the section entitled “Fund Overview — Purchase and Sale of Fund Shares” is amended to delete the columns applicable to Investor A, Investor B and Investor C Shares, each as applicable with respect to the Fund, and to replace them with the following:

	Investor A and Investor C Shares	Investor B Shares
Minimum Initial Investment	$1,000 for all accounts except: — $250 for certain fee-based programs. — $100 for certain employer-sponsored retirement plans. — $50, if establishing an Automatic Investment Plan.	Available only through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	N/A

2

The “Share Classes at a Glance” chart in the section entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” for each Fund except FDP Series, Inc. is amended to delete the rows captioned “Availability” and “Minimum Investment” applicable to Investor A, Investor B, Investor C, Institutional and Class R Shares, each as applicable with respect to the Fund, and to replace them with the following:

	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Availability	Generally available through financial intermediaries.	Available only through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.	Generally available through financial intermediaries.

Limited to certain investors, including:

•    Current Institutional shareholders that meet certain requirements.

•     Certain employer-sponsored retirement plans.

•    Participants in certain programs sponsored by BlackRock or its affiliates or other financial intermediaries.

•    Certain employees of BlackRock or its affiliates.

Available only to certain employer-sponsored retirement plans
Minimum Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	Investor B Shares are not generally available for purchase (see above).	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Fund.	$100 for all accounts.
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The “Share Classes at a Glance” chart in the section entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” for FDP Series, Inc. is amended to delete the rows captioned “Availability” and “Minimum Investment” applicable to Investor A, Investor B, Investor C and Institutional Shares and to replace them with the following:

	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Availability	Available only through FDP Service.	Available only through FDP Service. Investor B Shares are available only through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.	Available only through FDP Service.

Available only through FDP Service and limited to certain investors, including:

•    Current Institutional shareholders that meet certain requirements.

•    Certain employer-sponsored retirement plans.

•    Participants in certain programs sponsored by BlackRock or its affiliates or other financial intermediaries.

•    Certain employees of BlackRock or its affiliates.

Minimum Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	Investor B Shares are not generally available for purchase (see above).	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Fund.

To the extent applicable to a Fund’s prospectus, the following changes are hereby made to such Fund’s prospectus:

The third paragraph in the section entitled “Account Information — Details About the Share Classes — Sales Charges Reduced or Eliminated for Investor A Shares” is deleted in its entirety and replaced with the following:

Qualifying Holdings may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.

The section entitled “Account Information — Details About the Share Classes — Other Front-End Sales Charge Waivers” is deleted in its entirety and replaced with the following:

Other Front-End Sales Charge Waivers

The following persons may also buy Investor A Shares without paying a sales charge:

•	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;
4

•	Rollovers of current investments through certain employer-sponsored retirement plans provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by financial intermediary firms provided the financial intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;
•	Insurance company separate accounts;
•	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;
•	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;
•	Financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;
•	Persons associated with the Fund, the Fund’s manager, the Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock-advised funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d); and
•	State sponsored 529 college savings plans.

The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

The “Account Information” section is hereby amended with respect to the Investor B Shares to note that Investor B Shares are currently available only through exchanges and dividend reinvestments by current holders of Investor B Shares and for purchase by certain employer-sponsored retirement plans.

The last sentence in the section entitled “Account Information — Details About the Share Classes — Investor B and Investor C Shares — Deferred Sales Charge Options” or “Account Information — Details About the Share Classes — Investor C Shares — Deferred Sales Charge Option,” as applicable, is deleted and replaced with the following:

For certain employer-sponsored retirement plans, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession. This may depend on the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

The first and fourth bullet points under the section entitled “Account Information — Details About the Share Classes — Contingent Deferred Sales Charge Waivers” are deleted and replaced with the following:

•	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in the Fund through such plans;
•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006;

The third bullet point in the section entitled “Account Information — Details About the Share Classes — Institutional Shares” is deleted and replaced with the following:

•	Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;

5

The “Account Information” section is hereby amended with respect to the Class R Shares to note that Class R Shares are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

The section of the chart entitled “How to Buy Shares — Add to Your Investment — Purchase Additional Shares” found in the section “Account Information — How to Buy, Sell, Exchange and Transfer Shares” is amended to state that the minimum investment for additional purchases with respect to Investor A and Investor C Shares, to the extent such shares are offered by the Fund, is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases).

The last sentence of the second paragraph in the section “Account Information — Fund’s Rights — Note on Low Balance Accounts” is deleted and replaced with the following:

This involuntary redemption may not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

The last sentence of the third paragraph in the section “Account Information — Fund’s Rights — Note on Low Balance Accounts” is deleted and replaced with the following:

This low balance fee does not apply to accounts of certain employer-sponsored retirement plans, selected fee based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Shareholders should retain this supplement for future reference.

PRO-GLOBAL-0413SUP